17. Commitments and Contingencies	3 Months Ended
Dec. 31, 2013
Notes
17. Commitments and Contingencies

17.                Commitments and Contingencies

The Company leases office space under non-cancelable operating leases.  Future minimum rental payments under non-cancelable operating leases are as follows:

Years Ending September 30,
2014	$ 224,264
2015	308,330
2016	317,580
2017	327,107
2018	280,077

$ 1,457,358

The Company’s rent expense for facilities held under non-cancelable operating leases for the three months ended December 31, 2013 and 2012 was approximately $75,000 and $44,000, respectively.

In May 2013, the Company entered into a settlement agreement and patent license agreement through which all claims of a lawsuit were dismissed.  The final payment required by the settlement agreement and patent license agreement was made in December 2013.